Markman
MULTIFUNDS

                                             Semi-Annual
                                             Report

                                             June 30, 2000
                                             Unaudited

                                             Income Allocation Portfolio
                                             Conservative Allocation Portfolio
                                             Moderate Allocation Portfolio
                                             Aggressive Allocation Portfolio

================================================================================
MIXED SIGNALS:
--------------------------------------------------------------------------------

In twenty years in the investment business, I don't think I've ever seen a six-month period that, in the absence of any major "event," exhibited so much volatility. Examples abound, but a quick look at the new "glamour" benchmark, the NASDAQ Composite, tells the story in a nutshell.

From January 1 through March 9, the Nasdaq continued its torrid 1999 pace, soaring an additional 24%. Euphoria reigned supreme. Then, on March 13, the Nasdaq began a historic plunge, shedding some 37% in just 10 weeks. As we approached Memorial Day 2000, a black hole of losses yawned before investors. Suddenly, in the midst of this gloom and "I told you sos," someone rang the proverbial bell and it was off to the races once again. From May 23 though June 30 the Nasdaq proceeded to rack up a stunning 25% gain, thus managing to finish the first half with a relatively benign 2.5% loss. Everybody had his or her own take on it: An undervalued market soared. An overvalued market plunged. A fairly valued market merely moved sideways. Take your pick. Whatever your worldview and intellectual/emotional perspective, you'll find ample evidence in just the last six months to support it. Clearly, the ratings gods were smiling on CNBC.

Rarely have the battle lines been so starkly drawn in the investment arena. Some experienced and knowledgeable observers continue to maintain that we are in the midst of a dangerous financial bubble of tragically historic proportions that will absolutely devastate much of the stock market wealth built up in recent years. Others claim that we are seeing the birth of a "new economy" that is transforming the way we do business and value corporate enterprises. And that stocks' valuations, rather than being absurdly high, are merely accurately and rationally reflecting this changing reality.

SO WHAT DO WE THINK NOW?

As you know, we have for some time argued for an equity allocation that focuses on funds that invest in U.S. growth companies, heavily weighted toward technology. Sure, in recent months, this tack has resulted in severe volatility. And yes, other more traditional diversification allocations have held up better over the very recent short term. But I would suggest to you that the recent strength in areas such as real estate and value funds are more akin to dead cat bounces than omens of a resurgent long term move. The fact

--------------------------------------------------------------------------------
The fact remains that almost any company--or any individual career--that wishes to survive, let alone prosper, in the 21st century must embrace technology. And they must do it as fast as they possibly can.
--------------------------------------------------------------------------------

remains that almost any company--or any individual career--that wishes to survive, let alone prosper, in the 21st century must embrace technology. And they must do it as fast as they possibly can. The level of spending in this area, and its rate of acceleration is enormous. To be sure, speed and greed, while ultimately beneficial driving forces, can destroy over the short term. Those who lost money this year in the dot-com mania will attest to that. All the attention given to small Internet startups

--------------------------------------------------------------------------------
All the attention given to small Internet startups that crash and burn should not, however, distract us from the huge real profits being made right now by real companies using genuine proven business models.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman

================================================================================
MAKING SENSE OUT OF THIS YEAR'S MANIC FIRST HALF
--------------------------------------------------------------------------------

that crash and burn should not, however, distract us from the huge real profits being made right now by real companies using genuine proven business models. And while skepticism is normally a virtue well rewarded in the investment business, more of us would do well to remember that during

--------------------------------------------------------------------------------
Time after time over the past ten years normally sharp-eyed analysts have stumbled by underestimating the strength, depth and breadth of trends in information technology.
--------------------------------------------------------------------------------

transformational periods such as the one we're in, the spoils usually go to the optimists. Time after time over the past ten years normally sharp-eyed analysts have stumbled by underestimating the strength, depth and breadth of trends in information technology. In hindsight, Microsoft, Intel, Cisco, et al. all look like sure things. But most analysts, most fund managers, most reporters, and most individual investors thought these stocks were overvalued regularly over the past decade. (Did you know that as recently as just four years ago you could have bought Intel at a PE of about 12? And that lots of "smart" analysts thought it was by no means cheap at that level.)

Speaking of Intel, another example of this tendency to underestimate strength and future prospects was recently reported in Barron's Magazine. Last October, Barron's ran a story skeptical of Intel's ability to produce results that would justify its then lofty price of $75 per share. Just this week, however, they reported:

Since then, the company and the market proved us wrong...While '99 earnings came in dead-in-line with our expectations at $2.33 a share, Street analysts are looking for 2000 earnings...to grow by 44% to $3.36 a share, a pace far faster than seemed credible eight months ago. That reflects the high profit Intel is now realizing on some of its canny technology investments. But in part it's also due to the start of whole new revenue streams from the 'Net and the dawn of the digital handheld wireless world, a world where Intel has made itself a major player.
                                                         (Barron's July 9, 2000)

Intel closed this week at $139 per share. I could not have made up a more perfect example of how ostensibly smart observers can so completely miss what's right beneath their noses. Intel did not grow earnings over the past eight months by magic. The Internet and the emergence of handheld wireless is not some sudden and unforeseen development. In hindsight, missing those elements in Intel's future growth prospects is a complete "duh!" Yet this same dynamic, and these same mistakes, occur every day on Wall Street. As incredible as it seems, one can only conclude that a great many pundits and money managers simply do not understand the model by which modern technology companies operate. What's even more astonishing is that they seem to be proud of their hidebound ways. Recently a well-known value manager had the audacity to say, "We have not changed the way we do things for the 26 years that we've operated." Can you imagine it: conducting business the same way you did when Gerald Ford buttered his first English muffin in the White House? It's no wonder this manager's flagship fund has lost more than

--------------------------------------------------------------------------------
Recently a well-known value manager had the audacity to say, "We have not changed the way we do things for the 26 years that we've operated." Can you imagine it: conducting business the same way you did when Gerald Ford buttered his first English muffin in the White House?
--------------------------------------------------------------------------------

13% over the past year.  Something  to think  about next time you see someone on
CNBC  soberly  and  with  furrowed  brow   pronounce   tech  stocks  as  foolish
speculations.

--------------------------------------------------------------------------------
                                    Markman

================================================================================
                        REAL SIGNS AMID THE DISTRACTIONS
--------------------------------------------------------------------------------

We are committed to keeping your portfolio on the leading edge of the economy and market during this transformational period. That doesn't mean we have to invest in speculative dot coms, or worthless IPO dreams, or any of the other flotsam and jetsam of the investment world. The new economy is unfolding in an arena filled with strong and established companies, some of which are surprisingly unexpected participants in this new paradigm. Let's look at a few snapshots from some of the best known, and best run companies on the planet.

MICROSOFT ANNOUNCED PLANS IN JUNE TO TRANSFORM THEIR COMPANY WITH THE DEVELOPMENT AND INTRODUCTION OF MICROSOFT.NET. What makes this such a significant development? First, it represents a huge shift for a colossus the size of Microsoft. As Bill Gates put it, "We are betting the company on this." This willingness to risk and change is the hallmark of new economy companies and represents a dynamic uncharted in the models of corporate lifecycle that economists and Wall Street analysts still cling to. More specifically, Dot Net will integrate the products and services not only of Microsoft, but those of other companies with the Internet. This revolutionary undertaking will enable more individually tailored uses of the Internet without an increase in the technical knowledge you need to manipulate data. This will result in increasing the use of the Internet and inevitably increasing the profitability of the Internet economy.

FORD MOTOR COMPANY, THE EPITOME OF AN OLD ECONOMY COMPANY, HAS ALSO QUIETLY AND RELENTLESSLY BEGUN TO TRANSFORM ITSELF. The plan is to shed much of its capital-intensive, physical structure and outsource to other business partners the basic manufacturing of an automobile. Creating an efficient "B2B" (business to business) structure like this will result in enormous efficiencies and much greater flexibility, the ultimate goals, of course, being

--------------------------------------------------------------------------------
The new economy is unfolding in an arena filled with strong and established companies, some of which are surprisingly unexpected participants in this new paradigm.
--------------------------------------------------------------------------------

greater profitability. But that's only half of the planned new economy transformation. The "B2C" (business to consumer) side of the equation involves use of state-of-the-art information technologies to put Ford and its suppliers in intimate touch with consumer wants and needs. The goal is to make a company that is more responsive to consumer demand, a company that makes cars in colors and models and with options that buyers actually want. (The model now is to guess and make the cars and then convince the public to want them.) In not much more than a decade, Ford will no longer be an old economy manufacturer encumbered by factories and masses of workers. It will be a new economy coordinator, efficiently fulfilling the wishes of consumers. It will be more profitable, and, due to its new leaner, more capital-efficient structure, will be accorded a greater market multiple. It is a textbook example of how the old economy is being transformed by technology.

GENERAL ELECTRIC, TOO, HAS BEEN BUSY AGGRESSIVELY EMBRACING TECHNOLOGY IN THE QUEST FOR EFFICIENCY, PROFITABILITY AND COMPETITIVE ADVANTAGE. And it's no wonder. Merrill Lynch estimates that Internet-derived productivity can save from 20-50% of selling, general and administrative expenses. Talk about a boost in potential profits! With its many different operations, GE buys lots of stuff:
office furniture, light bulbs, paper, copiers, etc. Using the Web to group orders together and get the best prices can drive down costs enormously. A company VP estimated that if all the year's purchases were done on the Internet, transaction costs would drop from $50-100 each to as low as $5. And that's just the purchasing side. Selling and servicing also are ripe for greater efficiencies. According to Forbes Magazine "Each customer phone call that comes in about one of GE's consumer appliances costs about $5 by the time it is fielded and answered. The same information disseminated over the Web costs only 20 cents." That's a 95% reduction in costs.

These are just a few examples in some of the more visible companies out there. It's happening now, and it's happening fast. It's not being done with pencils and order books, or concrete and steel. It's all happening on the back of fiber optics, routers, switches, storage devices, wireless technology and all the other building blocks of the new economy. That's why we invest the way we do and why, even in the midst of admittedly painful short term declines, we remain supremely confident that we will achieve the results we are seeking.

--------------------------------------------------------------------------------
                                    Markman
2

================================================================================
                        AGGRESSIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR  GOAL:  TO  ACHIEVE  HIGH  LONG-TERM   GROWTH   CONSISTENT  WITH  REASONABLE
DIVERSIFICATION. A FULLY INVESTED PORTFOLIO, LARGELY STOCK ORIENTED, WILL BE MAINTAINED AT ALL TIMES, THUS CREATING RELATIVELY HIGH VOLATILITY.

     The Aggressive Portfolio arrived at mid-year slightly behind the start of the year, a not inconsiderable achievement, considering the extreme volatility exhibited by the markets, particularly the Nasdaq. Despite the bumpy ride, our resolve remains firm. We remain committed to large U.S. growth companies, with an overweighting toward technology, financials and health care, particularly biotech.

     To this end we have established a position in Rydex Series Biotech Fund, which is a market-cap weighted fund that maintains investments in the largest biotech stocks and keeps the weighting as close as possible to their relative market capitalizations. In this way biotech companies that succeed in the market automatically have their relative allocations increased in the Rydex Biotechnology fund. Over the long run, we believe biotechnology will provide the best returns of any sector in the market.

     Three new funds in the Portfolio are the result of strategically deployed tax-advantaged transactions. We have maintained the same relative position in each category by purchasing funds with similar dynamics, while simultaneously establishing a tax loss to keep the year-end tax distrribution down. Funds purchased to replace (funds sold) are: Rydex Series Biotech Fund (Janus Global Life Sciences Fund); Munder International Net Net Fund (Munder Net Net Fund); and Firsthand Technology Value Fund (Firsthand Technology Innovators Fund).

     Early in the year we replaced The Internet Fund with Munder Net Net Fund, believing that the Munder organization would give us greater long-term potential return. We also eliminated the Davis New York Venture Fund so that we could invest more assets in technology-oriented funds.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      96%
                 International Stocks ...............       1%
                 Bonds ..............................       0%
                 Cash ...............................       3%

PORTFOLIO COMPARISON -- June 30, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                              Markman Aggressive    Funds of Funds Association 1
                             Allocation Portfolio           Growth Index
                             ---------------------------------------------------
Year-to-date                         -1.9%                      0.9%
--------------------------------------------------------------------------------
12 months ending 6/30/00             27.6%                     15.0%
--------------------------------------------------------------------------------
3 years annualized                   25.0%                     16.1%
--------------------------------------------------------------------------------
5 years annualized                   22.4%                     16.8%
--------------------------------------------------------------------------------
Annualized since inception*          24.1%                     18.4%
--------------------------------------------------------------------------------

*from February 1, 1995

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

=========================================================================================
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Aggressive Allocation Portfolio -- June 30, 2000
-----------------------------------------------------------------------------------------
FUND                                               SHARES      MARKET VALUE    % OF TOTAL
-----------------------------------------------------------------------------------------
The Rydex Series OTC Fund *                      1,018,218    $  28,204,635        18.6%
-----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                      339,675       26,932,834        17.8%
-----------------------------------------------------------------------------------------
Janus Twenty Fund                                  296,066       22,862,239        15.2%
-----------------------------------------------------------------------------------------
Liberty-Stein Roe Growth Stock Fund *              276,352       16,929,324        11.2%
-----------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *              350,540       11,234,813         7.5%
-----------------------------------------------------------------------------------------
Firsthand Technology Value Fund *                   83,956        9,604,601         6.4%
-----------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund *             139,466        8,684,576         5.8%
-----------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund *                    107,144        7,689,749         5.1%
-----------------------------------------------------------------------------------------
Transamerica Premier Equity Fund *                 211,131        6,956,762         4.6%
-----------------------------------------------------------------------------------------
Munder International Net Net Fund - Class A *      658,132        5,837,630         3.9%
-----------------------------------------------------------------------------------------
Marsico Focus Fund *                               260,990        5,624,332         3.7%
-----------------------------------------------------------------------------------------
Munder Net Net Fund - Class A *                      4,702          329,257         0.2%
                                                              -------------       ------
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $94,823,071)                            150,890,752       100.0%
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                   (10,446)       (0.0%)
-----------------------------------------------------------------------------------------
NET ASSETS                                                    $ 150,880,306       100.0%
                                                              =============       ======
-----------------------------------------------------------------------------------------
*  Non-income producing security.         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

================================================================================
                         MODERATE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR  GOAL:  TO  BLEND  OUR   CONSERVATIVE   AND   AGGRESSIVE   APPROACHES  IN  A
MIDDLE-OF-THE-ROAD PORTFOLIO THAT AIMS FOR HIGHER RETURN THAN A CONSERVATIVE APPROACH BUT LOWER VOLATILITY THAN AN AGGRESSIVE STANCE.

     "The best-laid plans of mice and men..." A convergence of market factors beyond our control conspired to make our goal unattainable during the first half of 2000. Following a huge run-up by all three Portfolios in 1999, the Moderate Portfolio began the year somewhat closer in its potential dynamic to the Conservative Portfolio than to the Aggressive Portfolio. Some of the funds in the Moderate Portfolio were not performing up to our expectations, and we had resolved to gradually replace them with others that we hoped would meet our objectives. We were not planning to do this during one of the most volatile periods in the history of the market.

     We made the changes that we felt would be best in the long run in an orderly way--but the market itself was anything but orderly. The Nasdaq Index climbed a sheer wall--up about 30% from its low in just 12 days--then fell off the cliff, dropping some 33% in three weeks. Our long-term repositioning was being sabotaged by the short-term vagaries of the market. Janus Global Life Sciences, for example, rose 70% between January 1st and March 3rd. Five weeks later it was back to where it had begun the year.

     We were able to make lemonade from lemons, taking tax losses wherever possible in order to minimize the potential tax distribution for year end. And by the time the market reached its bottom, we had succeeded in getting the three Portfolios back into alignment. But some damage was done, and the performance of the Moderate Portfolio year-to-date is behind both the Conservative and Aggressive Portfolios.

     We believe the changes that were made will benefit Moderate shareholders in the long run. The Moderate Portfolio today has what we believe is the very best ideas from both the Aggressive and Conservative Portfolios, and we will work diligently to maintain the relationship among the three.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      74%
                 International Stocks ...............       1%
                 Bonds ..............................      20%
                 Cash ...............................       5%

PORTFOLIO COMPARISON -- June 30, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                Markman Moderate    Funds of Funds Association 1
                              Allocation Portfolio         Moderate Index
                              --------------------------------------------------
Year-to-date                        -10.1%                      0.4%
--------------------------------------------------------------------------------
12 months ending 6/30/00             10.7%                     11.1%
--------------------------------------------------------------------------------
3 years annualized                   15.3%                     12.5%
--------------------------------------------------------------------------------
5 years annualized                   16.3%                     15.4%
--------------------------------------------------------------------------------
Annualized since inception*          17.3%                     16.4%
--------------------------------------------------------------------------------

*from February 1, 1995

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

=========================================================================================
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Moderate Allocation Portfolio -- June 30, 2000
-----------------------------------------------------------------------------------------
FUND                                               SHARES      MARKET VALUE    % OF TOTAL
-----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                      213,592    $  16,935,711        19.4%
-----------------------------------------------------------------------------------------
Marsico Focus Fund *                               625,192       13,472,881        15.4%
-----------------------------------------------------------------------------------------
Janus Twenty Fund                                  153,818       11,877,803        13.6%
-----------------------------------------------------------------------------------------
PIMCO Short Term Fund - Institutional            1,015,476       10,103,990        11.6%
-----------------------------------------------------------------------------------------
Strong Advantage Fund - Institutional              769,156        7,583,875         8.7%
-----------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund *              83,055        5,171,855         5.9%
-----------------------------------------------------------------------------------------
Firsthand Technology Value Fund *                   42,827        4,899,439         5.6%
-----------------------------------------------------------------------------------------
Profunds Ultra OTC Fund                             54,554        4,450,496         5.1%
-----------------------------------------------------------------------------------------
Munder Net Net Fund - Class A *                     60,467        4,234,535         4.9%
-----------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *              130,105        4,169,849         4.8%
-----------------------------------------------------------------------------------------
The Rydex Series OTC Fund *                        120,884        3,348,482         3.8%
-----------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                1,289,475        1,289,475         1.4%
                                                              -------------       ------
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $69,357,227)                             87,538,391       100.2%
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                  (206,096)       (0.2%)
-----------------------------------------------------------------------------------------
NET ASSETS                                                    $  87,332,295       100.0%
                                                              =============       ======
-----------------------------------------------------------------------------------------
* Non-income producing security.          See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman
4

================================================================================
                       CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR GOAL: TO CAPTURE RETURNS CLOSE TO THOSE OF A TYPICAL PORTFOLIO -- CAUTIOUSLY BALANCED AMONG STOCKS, BONDS, AND MONEY MARKET FUNDS -- WHILE KEEPING SHORT-TERM VOLATILITY CLOSER TO THAT OF AN INTERMEDIATE BOND PORTFOLIO.

     With the excessive volatility exhibited by our favorite equity investment categories, it was a real challenge to achieve our objective of maintaining short-term volatility closer to that of an intermediate bond fund portfolio. During the most volatile period of the year so far, when the NASDAQ dropped 33% in just 3 weeks, we succeeded in holding the Conservative Portfolio's downward volatility to less than 14% because short-term bond funds, which represent close to half the Conservative Portfolio, remained quite steady throughout the period, while returning a dividend slightly better than money market funds. The typical intermediate bond fund portfolio had a volatility range of about 5% during the period, with a return only slightly greater than its short-term counterpart. This year the spread of returns between short- and long-term bonds has been extremely small, less than half a percent, so we did not feel the need to take undue risk with either intermediate or long-term bond funds.

     On the equity side, we sold Selected American Shares and redeployed those assets in small to mid-cap technology with investments in Firsthand Technology Value and Firsthand Technology Innovators, in order to take advantage of a trend we first noticed last year. During the period of market melt-up, we trimmed some large-cap growth assets in order to maintain a balance between equity funds and bond funds. When the market later reversed itself, we captured tax losses wherever possible.

     As the second half begins, we are poised to take advantage of the continued health of the economy. If the Federal Reserve stops increasing interest rates and the economy slows, we may make adjustments in the bond side of the portfolio. If the stock markets improve during the second half, we will in all probability trim equity assets wherever possible, without incurring an excessive tax burden, to maintain an equilibrium between equity funds and bond funds. On the other hand, if the so-called "soft landing" fails to materialize, and the economy weakens and stocks fall, we will have sufficient assets in the form of bond and money market investments to acquire additional stock funds at attractive lower prices.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      48%
                 International Stocks ...............       1%
                 Bonds ..............................      43%
                 Cash ...............................       8%

PORTFOLIO COMPARISON -- June 30, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                              Markman Conservative  Funds of Funds Association 1
                              Allocation Portfolio       Conservative Index
                              --------------------------------------------------
Year-to-date                         -4.2%                      1.9%
--------------------------------------------------------------------------------
12 months ending 6/30/00             11.7%                      9.7%
--------------------------------------------------------------------------------
3 years annualized                   12.2%                      9.8%
--------------------------------------------------------------------------------
5 years annualized                   13.2%                     11.4%
--------------------------------------------------------------------------------
Annualized since inception*          13.9%                     12.4%
--------------------------------------------------------------------------------

*from February 1, 1995

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

=========================================================================================
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Conservative Allocation Portfolio -- June 30, 2000
-----------------------------------------------------------------------------------------
FUND                                               SHARES      MARKET VALUE    % OF TOTAL
-----------------------------------------------------------------------------------------
PIMCO Short-Term Fund - Institutional              704,835    $   7,013,110        21.8%
-----------------------------------------------------------------------------------------
Strong Advantage Fund - Institutional              682,027        6,724,783        20.9%
-----------------------------------------------------------------------------------------
Firsthand Technology Value Fund *                   35,428        4,052,938        12.6%
-----------------------------------------------------------------------------------------
Marsico Focus Fund *                               134,910        2,907,306         9.0%
-----------------------------------------------------------------------------------------
The Rydex Series OTC Fund *                        100,909        2,795,187         8.7%
-----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                       34,725        2,753,318         8.6%
-----------------------------------------------------------------------------------------
Janus Twenty Fund                                   35,616        2,750,305         8.5%
-----------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund *              24,426        1,521,006         4.7%
-----------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                1,734,296        1,734,296         5.4%
                                                              -------------       ------
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $27,818,286)                             32,252,249       100.2%
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                   (59,068)       (0.2%)
-----------------------------------------------------------------------------------------
NET ASSETS                                                    $  32,193,181       100.0%
                                                              =============       ======
-----------------------------------------------------------------------------------------
* Non-income producing security.          See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

================================================================================
                          INCOME ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR GOAL: TO PROVIDE HIGH CURRENT INCOME AND LOW SHARE PRICE FLUCTUATION.

     The Income Allocation Portfolio continued to face a challenging market dynamic. The Federal Reserve's regular increases had a particularly large negative effect on high-yield bond funds, which represent one-third of the Portfolio. Rather than providing its historic double-digit return, the high-yield market was basically flat for the first half of the year. We believe that this series of rate increases will soon come to an end and may in fact already be over. If, as we suspect, the economy is in for a "soft landing," then high-yield bond funds will probably recover.

     The short-term bond market, while providing predicted stability, fared no better during the first six months. After adjusting for dividends, the bond funds were essentially flat. Values suffered from increasing short-term rates. If rates stabilize, as we expect, the short-term bond funds will retain their values and the dividends they generate will add to the overall return for the Portfolio.

     The 15% equity portion of the Portfolio experienced the same rocky times as the three other Portfolios. As the market improves in response to strong earnings, particularly from technology companies, we expect that the equity portion will make a positive contribution to total returns. Therefore, we have shifted assets from the Marsico Growth and Income Fund into White Oak Growth Stock Fund and ProFunds Ultra OTC Fund. White Oak, which has done very well so far this year, focuses on medium and large companies, and is currently overweighted in technology, health care, and financial services, the three sectors that we believe will do best over both the short and long run. ProFunds Ultra OTC invests in the 100 largest Nasdaq stocks and therefore is almost 100% large-cap technology oriented. It is quite volatile, but we believe it will be one of the best performing funds over the long term.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      15%
                 International Stocks ...............       0%
                 Bonds ..............................      69%
                 Cash ...............................      16%

PORTFOLIO COMPARISON -- June 30, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                 Markman Income     Funds of Funds Association 1
                              Allocation Portfolio          Income Index
                              --------------------------------------------------
Year-to-date                         -1.5%                      2.2%
--------------------------------------------------------------------------------
12 months ending 6/30/00              2.7%                      2.8%
--------------------------------------------------------------------------------
3 years annualized                     n/a                       n/a
--------------------------------------------------------------------------------
5 years annualized                     n/a                       n/a
--------------------------------------------------------------------------------
Annualized since inception*           1.5%                      2.5%
--------------------------------------------------------------------------------

*from May 1, 1999

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

=========================================================================================
PORTFOLIO OF INVESTMENTS (Unaudited)
Markman Income Allocation Portfolio -- June 30, 2000
-----------------------------------------------------------------------------------------
FUND                                                SHARES     MARKET VALUE    % OF TOTAL
-----------------------------------------------------------------------------------------
PIMCO Total Return Fund - Institutional             10,297    $     102,664        22.0%
-----------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                       9,462           84,020        18.0%
-----------------------------------------------------------------------------------------
INVESCO High Yield Fund                             12,982           78,413        16.8%
-----------------------------------------------------------------------------------------
Northeast Investors Trust                            8,229           75,212        16.1%
-----------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                          611           48,461        10.4%
-----------------------------------------------------------------------------------------
Profunds Ultra OTC Fund                                238           19,410         4.2%
-----------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                   58,546           58,546        12.5%
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $458,617)                                   466,726       100.0%
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                       181         0.0%
-----------------------------------------------------------------------------------------
NET ASSETS                                                    $     466,907       100.0%
-----------------------------------------------------------------------------------------
* Non-income producing security.          See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman
6

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES o June 30, 2000 (Unaudited)

                                                                Markman           Markman          Markman          Markman
                                                                 Income      Conservative         Moderate       Aggressive
                                                             Allocation        Allocation       Allocation       Allocation
                                                              Portfolio         Portfolio        Portfolio        Portfolio
===========================================================================================================================
ASSETS

Investments in securities:
   At acquisition cost ...............................    $     458,617     $  27,818,286    $  69,357,227    $  94,823,071
                                                          =============     =============    =============    =============
   At value (Note 1) .................................    $     466,726     $  32,252,249    $  87,538,390    $ 150,890,753
Cash .................................................               --                --               --          104,716
Receivable for capital shares sold ...................               --             2,959           79,250          112,681
Dividends receivable .................................            2,171            87,422          106,110            1,749
Other assets .........................................            1,861             4,830            6,095               --
                                                          -------------     -------------    -------------    -------------
   TOTAL ASSETS ......................................          470,758        32,347,460       87,729,845      151,109,899
                                                          -------------     -------------    -------------    -------------
===========================================================================================================================
LIABILITIES

Payable for capital shares redeemed ..................            1,500            48,491          214,550           46,684
Payable for securities purchased .....................            1,719            80,524          102,584               --
Distributions payable to shareholders ................              383                --               --               --
Payable to affiliates (Note 3) .......................              249            25,264           80,416          182,909
                                                          -------------     -------------    -------------    -------------
   TOTAL LIABILITIES .................................            3,851           154,279          397,550          229,593
                                                          -------------     -------------    -------------    -------------
===========================================================================================================================
NET ASSETS ...........................................    $     466,907     $  32,193,181    $  87,332,295    $ 150,880,306
                                                          =============     =============    =============    =============
Net assets consist of:
Paid-in capital ......................................    $     483,223     $  26,529,037    $  65,493,955    $  95,227,124
Undistributed net investment income (loss) ...........            3,246           348,012          321,641         (661,869)
Accumulated net realized gains (losses)
   from security transactions ........................          (27,671)          882,169        3,335,536          247,369
Net unrealized appreciation on investments ...........            8,109         4,433,963       18,181,163       56,067,682
                                                          -------------     -------------    -------------    -------------
   NET ASSETS ........................................    $     466,907     $  32,193,181    $  87,332,295    $ 150,880,306
                                                          =============     =============    =============    =============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5)           48,774         2,368,104        5,819,149        6,927,968
                                                          =============     =============    =============    =============
Net asset value, redemption price and offering
   price per share (Note 1) ..........................    $        9.57     $       13.59    $       15.01    $       21.78
                                                          =============     =============    =============    =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
STATEMENTS OF OPERATIONS o For the six months ended June 30, 2000 (Unaudited)

                                                               Markman          Markman          Markman          Markman
                                                                Income     Conservative         Moderate       Aggressive
                                                            Allocation       Allocation       Allocation       Allocation
                                                             Portfolio        Portfolio        Portfolio        Portfolio
                                                          ------------     ------------     ------------     ------------
INVESTMENT INCOME
Dividend income ......................................    $     17,761     $    503,131     $    765,805     $     23,678
                                                          ------------     ------------     ------------     ------------
EXPENSES
Investment advisory fees .............................           2,074          149,679          439,672          678,547
Independent Trustees' fees ...........................            --              7,000            7,000            7,000
                                                          ------------     ------------     ------------     ------------
Total Expenses (Note 3) ..............................           2,074          156,679          446,672          685,547
                                                          ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) .........................          15,687          346,452          319,133         (661,869)
                                                          ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions         (20,705)         882,169        3,335,536          416,784
Net change in unrealized appreciation/
   depreciation on investments .......................          (6,690)      (2,627,419)     (13,810,052)      (2,804,643)
                                                          ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED LOSSES
   ON INVESTMENTS ....................................         (27,395)      (1,745,250)     (10,474,516)      (2,387,859)
                                                          ------------     ------------     ------------     ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...........    $    (11,708)    $ (1,398,798)    $(10,155,383)    $ (3,049,728)
                                                          ============     ============     ============     ============

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS o For the periods ended June 30, 2000 and December 31, 1999, except for the Markman Income Allocation Portfolio, which represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.

                                                                       Markman Income                Markman Conservative
                                                                 Allocation Portfolio                Allocation Portfolio

                                                           Six months ended       Period ended   Six months ended        Year ended
                                                              June 30, 2000   Dec. 31, 1999(A)      June 30, 2000     Dec. 31, 1999
                                                                (Unaudited)                           (Unaudited)
FROM OPERATIONS:
Net investment income (loss) .............................    $      15,687      $      20,297      $     346,452     $   1,252,871
Net realized gains (losses) from security transactions ...          (20,705)            (7,411)           882,169         1,547,664
Capital gain distributions from other investment companies             --                  445               --             442,856
Net change in unrealized appreciation/depreciation
   on investments ........................................           (6,690)            14,799         (2,627,419)        3,981,393
                                                              -------------      -------------      -------------     -------------
Net increase (decrease) in net assets from operations ....          (11,708)            28,130         (1,398,798)        7,224,784
                                                              -------------      -------------      -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income .....................          (12,441)           (20,297)              --          (1,097,151)
Return of capital ........................................             --              (11,458)              --                --
Distributions from net realized gains ....................             --                 --                 --          (1,647,858)
                                                              -------------      -------------      -------------     -------------
Decrease in net assets from distributions to shareholders           (12,441)           (31,755)              --          (2,745,009)
                                                              -------------      -------------      -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4):
Proceeds from shares sold ................................          860,102          2,939,910          5,548,682         7,944,542
Net asset value of shares issued in
   reinvestment of distributions to shareholders .........           11,673             31,755               --           2,697,126
Payments for shares redeemed .............................       (2,276,800)        (1,071,959)        (6,555,601)      (10,989,293)
                                                              -------------      -------------      -------------     -------------
Net increase (decrease) in net assets from
   capital share transactions ............................       (1,405,025)         1,899,706         (1,006,919)         (347,625)
                                                              -------------      -------------      -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................       (1,429,174)         1,896,081         (2,405,717)        4,132,150
NET ASSETS:
   Beginning of period ...................................        1,896,081               --           34,598,898        30,466,748
                                                              -------------      -------------      -------------     -------------
   End of period .........................................    $     466,907      $   1,896,081      $  32,193,181     $  34,598,898
                                                              =============      =============      =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............    $       3,246      $        --        $     348,012     $       1,560
                                                              =============      =============      =============     =============

                                                                      Markman Moderate                    Markman Aggressive
                                                                  Allocation Portfolio                  Allocation Portfolio

                                                           Six months ended         Year ended   Six months ended        Year ended
                                                              June 30, 2000      Dec. 31, 1999      June 30, 2000     Dec. 31, 1999
                                                                (Unaudited)                           (Unaudited)
FROM OPERATIONS:
Net investment income (loss) .............................    $     319,133      $   1,721,593      $    (661,869)    $    (790,657)
Net realized gains (losses) from security transactions ...        3,335,536          5,902,722            416,784         8,966,456
Capital gain distributions from other investment companies             --            1,546,791               --           3,183,646
Net change in unrealized appreciation/depreciation
   on investments ........................................      (13,810,052)        18,152,745         (2,804,643)       33,815,297
                                                              -------------      -------------      -------------     -------------
Net increase (decrease) in net assets from operations ....      (10,155,383)        27,323,851         (3,049,728)       45,174,742
                                                              -------------      -------------      -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income .....................             --           (1,607,343)              --                --
Return of capital ........................................             --                 --                 --                --
Distributions from net realized gains ....................             --           (6,205,785)              --         (10,222,408)
                                                              -------------      -------------      -------------     -------------
Decrease in net assets from distributions to shareholders              --           (7,813,128)              --         (10,222,408)
                                                              -------------      -------------      -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4):
Proceeds from shares sold ................................       11,084,874         12,400,277         28,979,242        23,265,400
Net asset value of shares issued in
   reinvestment of distributions to shareholders .........             --            7,759,052               --          10,110,921
Payments for shares redeemed .............................      (14,395,964)       (22,670,359)       (11,411,268)      (23,581,252)
                                                              -------------      -------------      -------------     -------------
Net increase (decrease) in net assets from
   capital share transactions ............................       (3,311,090)        (2,511,030)        17,567,974         9,795,069
                                                              -------------      -------------      -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................      (13,466,473)        16,999,693         14,518,246        44,747,403
NET ASSETS:
   Beginning of period ...................................      100,798,768         83,799,075        136,362,060        91,614,657
                                                              -------------      -------------      -------------     -------------
   End of period .........................................    $  87,332,295      $ 100,798,768      $ 150,880,306     $ 136,362,060
                                                              =============      =============      =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............    $     321,641      $       2,508      $    (661,869)    $        --
                                                              =============      =============      =============     =============

(A) Represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman
8

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

================================================================================
MARKMAN INCOME ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout The Period

                                               Six months ended    Period ended
                                                June 30, 2000       December 31,
                                                 (Unaudited)          1999(A)

Net asset value at beginning of period .........    $  10.02         $  10.00
                                                    --------         --------
Income from investment operations:
   Net investment income .......................        0.37             0.24
   Net realized and unrealized gains
      (losses) on investments ..................       (0.52)            0.08
                                                    --------         --------
Total from investment operations ...............       (0.15)            0.32
                                                    --------         --------
Less distributions:
   Dividends from net investment income ........       (0.30)           (0.24)
   Return of capital ...........................        .---            (0.06)
                                                    --------         --------
Total distributions ............................       (0.30)           (0.30)
                                                    --------         --------

NET ASSET VALUE AT END OF PERIOD ...............    $   9.57         $  10.02
                                                    ========         ========

TOTAL RETURN ...................................      (1.50%)(B)        3.27%(B)
                                                    ========         ========

NET ASSETS AT END OF PERIOD (000'S) ............    $    467         $  1,896
                                                    ========         ========

Ratio of expenses to average net assets ........       0.65%(C)         0.64%(C)
Ratio of net investment income
   to average net assets .......................       4.98%(C)         6.97%(C)
Portfolio turnover rate ........................        111%(C)           78%(C)

(A) Represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
(B)  Annualized
(C)  Not annualized.
See accompanying notes to financial statements.

================================================================================
MARKMAN CONSERVATIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                    Six months ended       Year ended    Year ended    Year ended    Year ended   Period ended
                                       June 30, 2000     December 31,  December 31,  December 31,  December 31,   December 31,
                                         (Unaudited)             1999          1998          1997          1996        1995(A)
Net asset value at beginning of period .    $  14.18         $  12.33      $  11.82      $  11.49      $  10.97       $  10.00
                                            --------         --------      --------      --------      --------       --------
Income from investment operations:
   Net investment income ...............        0.15             0.55          0.25          0.33          0.28           0.19
   Net realized and unrealized gains
      (losses) on investments ..........       (0.74)            2.53          1.03          1.31          1.19           1.61
                                            --------         --------      --------      --------      --------       --------
Total from investment operations .......       (0.59)            3.08          1.28          1.64          1.47           1.80
                                            --------         --------      --------      --------      --------       --------
Less distributions:
   Dividends from net investment income         .---            (0.49)        (0.28)        (0.30)        (0.28)         (0.19)
   Distributions in excess of net
      investment income ................        .---             .---         (0.02)        (0.15)        (0.18)         (0.04)
   Distributions from net realized gains        .---            (0.74)        (0.47)        (0.86)        (0.49)         (0.60)
                                            --------         --------      --------      --------      --------       --------
Total distributions ....................        .---            (1.23)        (0.77)        (1.31)        (0.95)         (0.83)
                                            --------         --------      --------      --------      --------       --------

NET ASSET VALUE AT END OF PERIOD .......    $  13.59         $  14.18      $  12.33      $  11.82      $  11.49       $  10.97
                                            ========         ========      ========      ========      ========       ========

TOTAL RETURN ...........................      (4.16%)(C)       24.97%        10.83%        14.27%        13.41%         18.00%(C)
                                            ========         ========      ========      ========      ========       ========

NET ASSETS AT END OF PERIOD (000'S) ....    $ 32,193         $ 34,599      $ 30,467      $ 36,680      $ 42,579       $  9,852
                                            ========         ========      ========      ========      ========       ========

Ratio of expenses to average net assets        0.95%(B)         0.95%         0.95%         0.95%         0.95%          0.95%(B)
Ratio of net investment income to
   average net assets ..................       2.10%(B)         3.89%         1.70%         2.38%         3.21%          3.02%(B)
Portfolio turnover rate ................        101%(B)           78%          165%           48%          104%           176%(C)

(A) Represents the period from the initial public offering of shares (January 26, 1995) through December 31, 1995.
(B)  Annualized.
(C)  Not annualized.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

=============================================================================================================================
MARKMAN MODERATE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                    Six months ended       Year ended    Year ended    Year ended    Year ended  Period ended
                                       June 30, 2000     December 31,  December 31,  December 31,  December 31,  December 31,
                                         (Unaudited)             1999          1998          1997          1996       1995(A)
Net asset value at beginning of period .    $  16.69         $  13.35      $  11.90      $  11.49      $  11.31      $  10.00
                                            --------         --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income ...............        0.05             0.31          0.12          0.26          0.18          0.06
   Net realized and unrealized gains
      (losses) on investments ..........       (1.73)            4.43          2.06          1.96          1.08          2.39
                                            --------         --------      --------      --------      --------      --------
Total from investment operations .......       (1.68)            4.74          2.18          2.22          1.26          2.45
                                            --------         --------      --------      --------      --------      --------
Less distributions:
   Dividends from net investment income         .---            (0.29)        (0.12)        (0.26)        (0.18)        (0.06)
   Distributions in excess of
      net investment income ............        .---             .---         (0.04)        (0.21)        (0.14)        (0.24)
   Distributions from net realized gains        .---            (1.11)        (0.57)        (1.34)        (0.76)        (0.84)
                                            --------         --------      --------      --------      --------      --------
Total distributions ....................        .---            (1.40)        (0.73)        (1.81)        (1.08)        (1.14)
                                            --------         --------      --------      --------      --------      --------

NET ASSET VALUE AT END OF PERIOD .......    $  15.01         $  16.69      $  13.35      $  11.90      $  11.49      $  11.31
                                            ========         ========      ========      ========      ========      ========

TOTAL RETURN ...........................     (10.07%)(C)       35.49%        18.32%        19.38%        11.11%        24.50%(C)
                                            ========         ========      ========      ========      ========      ========

NET ASSETS AT END OF PERIOD (000'S) ....    $ 87,332         $100,799      $ 83,799      $ 86,388      $ 78,627      $ 38,988
                                            ========         ========      ========      ========      ========      ========

Ratio of expenses to average net assets        0.95%(B)         0.95%         0.95%         0.95%         0.95%         0.95%(B)
Ratio of net investment income to
   average net assets ..................       0.68%(B)         1.98%          .84%         1.96%         1.34%         0.77%(B)
Portfolio turnover rate ................        200%(B)           68%          117%           82%          280%          141%(C)

(A)  Represents the period from the initial public  offering of shares  (January
     26, 1995) through December 31, 1995.
(B)  Annualized.
(C)  Not Annualized.
See accompanying notes to financial statements.

===============================================================================================================================
MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                       Six months ended      Year ended    Year ended    Year ended    Year ended  Period ended
                                          June 30, 2000    December 31,  December 31,  December 31,  December 31,  December 31,
                                            (Unaudited)            1999          1998          1997          1996       1995(A)

Net asset value at beginning of period .....   $  22.20        $  16.01      $  12.74      $  12.26      $  11.79      $  10.00
                                               --------        --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income (loss) ............      (0.10)          (0.13)        (0.09)         0.01          0.05          0.01
   Net realized and unrealized gains
      (losses) on investments ..............      (0.32)           8.12          3.42          2.32          1.34          3.11
                                               --------        --------      --------      --------      --------      --------
Total from investment operations ...........      (0.42)           7.99          3.33          2.33          1.39          3.12
                                               --------        --------      --------      --------      --------      --------
Less distributions:
   Dividends from net investment income ....       .---            .---          .---         (0.01)        (0.05)        (0.01)
   Distributions in excess of
      net investment income ................       .---            .---          .---         (0.19)        (0.11)        (0.23)
   Distributions from net realized gains ...       .---           (1.80)        (0.06)        (1.65)        (0.76)        (1.09)
                                               --------        --------      --------      --------      --------      --------
Total distributions ........................       .---           (1.80)        (0.06)        (1.85)        (0.92)        (1.33)
                                               --------        --------      --------      --------      --------      --------

NET ASSET VALUE AT END OF PERIOD ...........   $  21.78        $  22.20      $  16.01      $  12.74      $  12.26      $  11.79
                                               ========        ========      ========      ========      ========      ========

TOTAL RETURN ...............................     (1.89%)(C)      49.88%        26.17%        18.96%        11.72%        31.21%(C)
                                               ========        ========      ========      ========      ========      ========

NET ASSETS AT END OF PERIOD (000'S) ........   $150,880        $136,362      $ 91,615      $ 84,401      $ 84,329      $ 42,325
                                               ========        ========      ========      ========      ========      ========

Ratio of expenses to average net assets ....      0.95%(B)        0.95%         0.95%         0.95%         0.95%         0.95%(B)
Ratio of net investment income (loss) to
   average net assets ......................     (0.92%)(B)      (0.76%)       (0.62%)        0.05%         0.34%         0.15%(B)
Portfolio turnover rate ....................       136%(B)          56%          101%          141%          340%          204%(C)

(A) Represents the period from the initial public offering of shares (January 26, 1995) through December 31, 1995.
(B)  Annualized.
(C)  Not annualized.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman
10

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end non-diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers four series of shares to investors: the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund (except for the Markman Income Allocation Portfolio) at $10.00 per share. The public offering of shares of such Funds commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser. The public offering of shares of the Markman Income Allocation Portfolio commenced on May 1, 1999.

The Markman Income Allocation Portfolio seeks to provide high current income and low share price fluctuation. The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Shares of open-end, management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

Distributions to shareholders -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications are made to the components of net assets to conform to generally accepted accounting principles.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2000:

------------------------------------------------------------------------------------------------
                                      Markman          Markman          Markman          Markman
                                       Income     Conservative         Moderate       Aggressive
                                   Allocation       Allocation       Allocation       Allocation
                                    Portfolio        Portfolio        Portfolio        Portfolio
                                    ---------        ---------        ---------        ---------
Gross unrealized appreciation    $     16,631     $  4,446,638     $ 18,307,726     $ 56,344,822
Gross unrealized depreciation          (8,522)         (12,675)        (126,563)        (277,140)
                                 ------------     ------------     ------------     ------------
Net unrealized appreciation      $      8,109     $  4,433,963     $ 18,181,163     $ 56,067,682

Federal income tax cost of
  portfolio investments          $    458,617     $ 27,818,286     $ 69,357,227     $ 94,823,071
                                 ============     ============     ============     ============
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.   INVESTMENT TRANSACTIONS
During the six months ended June 30, 2000, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $338,145 and $1,499,608, respectively, for the Markman Income Allocation Portfolio, $16,498,467 and $15,510,231, respectively, for the Markman Conservative Allocation Portfolio, $89,281,284 and $85,905,000, respectively, for the Markman Moderate Allocation Portfolio, and $114,524,000 and $97,340,445, respectively, for the Markman Aggressive Allocation Portfolio.

3.   TRANSACTIONS WITH AFFILIATES
The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other Trustees and officers of the Trust are also officers of the Adviser or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio and 0.65% of the average daily net assets of the Markman Income Allocation Portfolio. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each of the Funds. IFS supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. IFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays IFS a monthly base fee, an asset based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including, but not limited to, postage and supplies.

4.   BANK LOANS
The Trust has an unsecured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of June 30, 2000, no Funds in the Trust had outstanding borrowings under the line of credit. No compensating balances are required.

5.   FUND SHARE TRANSACTIONS
Proceeds and payments from capital share transactions as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended June 30, 2000 and December 31, 1999:(A)

------------------------------------------------------------------------------------------------------
                                            MARKMAN INCOME                  MARKMAN CONSERVATIVE
                                         ALLOCATION PORTFOLIO               ALLOCATION PORTFOLIO

                                 Six months ended     Period ended   Six months ended       Year ended
                                    June 30, 2000  Dec. 31, 1999(A)     June 30, 2000    Dec. 31, 1999
                                      (Unaudited)                         (Unaudited)
                                     -----------------------------------------------------------------
Shares sold .....................          86,947          294,119            396,325          609,311

Shares issued in reinvestment of
   distributions to shareholders            1,212            3,181                 --          190,206

Shares redeemed .................        (228,551)        (108,134)          (467,349)        (830,853)
                                     ------------     ------------       ------------     ------------

Net increase (decrease) in
   shares outstanding ...........        (140,392)         189,166            (71,024)         (31,336)

Shares outstanding,
   beginning of period ..........         189,166               --          2,439,128        2,470,464
                                     ------------     ------------       ------------     ------------

Shares outstanding, end of period          48,774          189,166          2,368,104        2,439,128
                                     ============     ============       ============     ============

                                            MARKMAN MODERATE                  MARKMAN AGGRESSIVE
                                          ALLOCATION PORTFOLIO               ALLOCATION PORTFOLIO

                                 Six months ended       Year ended  Six months ended       Year ended
                                    June 30, 2000    Dec. 31, 1999     June 30, 2000    Dec. 31, 1999
                                      (Unaudited)                        (Unaudited)
                                     ----------------------------------------------------------------
Shares sold .....................         681,653          856,136         1,297,484        1,270,649

Shares issued in reinvestment of
   distributions to shareholders               --          464,892                --          445,447

Shares redeemed .................        (902,330)      (1,558,964)         (511,035)      (1,308,199)
                                     ------------     ------------      ------------     ------------

Net increase (decrease) in
   shares outstanding ...........        (220,677)        (237,936)          786,449          417,897

Shares outstanding,
   beginning of period ..........       6,039,826        6,277,762         6,141,519        5,723,622
                                     ------------     ------------      ------------     ------------

Shares outstanding, end of period       5,819,149        6,039,826         6,927,968        6,141,519
                                     ============     ============      ============     ============

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     1999) through December 31, 1999.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman
12

================================================================================
STAY INFORMED
--------------------------------------------------------------------------------

PORTFOLIO/STRATEGY UPDATE
800-975-5463
Bob Markman's weekly
market overview and
MultiFund activity report.

ONLINE
www.markman.com/funds.htm
Check for net asset values
and more.

PRICELINE
800-536-8679
For up-to-the-minute net asset
values and account values.

HELPLINE
800-707-2771
For a prospectus, an application
form, for assistance in
completing an application,
or for general administrative
questions.

--------------------------------------------------------------------------------
WEBSITE PROVIDES UPDATES ON-LINE

For expanded performance information, portfolio allocations updated biweekly, on-line access to the Prospectus and forms, and other helpful information, log on to the MultiFunds web site at:
                            www.markman.com/funds.htm
                      Soon to come: on-line account access.

THESE FORMS ARE AVAILABLE:

o   Account Application
o   IRA Application
o   Roth IRA Application
o   IRA Transfer Request
o   Roth IRA Conversion Request
o   Dollar Cost Averaging Application
o   Systematic Withdrawal Plan Request
o   Automatic Investment Request
o   Company Retirement Account Application
o   Company Retirement Plan Prototype
    [includes Profit Sharing, Money Purchase, 401(k)]
o   403(b) Plan and Application

The minimum direct investment is $25,000. If you want to invest less than $25,000, you may purchase the Markman MultiFunds through: Charles Schwab & Company (800-266-5623), Fidelity Investments (800-544-7558), and T.D. Waterhouse (800-934-4443), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.

For  additional  forms or answers to any  questions  just  contact  the  Markman
MultiFunds  (between  the  hours  of  8:30  AM  and  5:30  PM  EST).  Toll-free:
800-707-2771.

--------------------------------------------------------------------------------

MARKMAN                     INVESTMENT ADVISER                  SHAREHOLDER SERVICES                 DISTRIBUTOR
MULTIFUNDS                  Markman Capital Management, Inc.    c/o Integrated Fund Services, Inc.   Markman Securities, Inc.
----------                  6600 France Avenue South            P.O. Box 5354                        6600 France Avenue South
For investors too smart     Minneapolis, Minnesota  55435       Cincinnati, Ohio  54201-5354         Minneapolis, Minnesota  55435
to do it themselves(sm)     Telephone: 952-920-4848             Toll-free: 800-707-2771              Telephone: 952-920-4848
                            Toll-free: 800-395-4848                                                  Toll-free: 800-395-4848

Authorized for distribution only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                                    Markman

Markman
MULTIFUNDS
----------------------                  FIRST CLASS
For investors to smart
to do it themselves (sm)

6600 France Avenue South
Minneapolis, Minnesota 55435